Loan Receivable – Related Party (Details)		12 Months Ended
	Aug. 10, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CNY (¥)	Jan. 02, 2020 USD ($)	Jan. 02, 2020 CNY (¥)	Aug. 10, 2019 CNY (¥)
Loan Receivable – Related Party (Details) [Line Items]
Interest rate		19.00%		19.00%	19.00%	19.00%	35.00%	35.00%
Amount invested							$ 817,000	¥ 5,700,000
Return of investment					$ 399,000	¥ 2,600,000
Amount received		$ 306,000		¥ 2,000,000
Non interest bearing loan		$ 93,000	¥ 600,000
Zhengtong Huazhi [Member]
Loan Receivable – Related Party (Details) [Line Items]
Loan receivable	$ 79,000								¥ 548,500
Term of the loan	Term of the loan is from August 10, 2019 to August 11, 2020, and interest rate is 4.35% per annum.